Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2021	June 30, 2020

	(in thousands)
Numerator:
Net income	$372,837	$38,496

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,354	24,573
Effect of dilutive securities:
Share based compensation	245	216
Diluted weighted average common shares outstanding	20,599	24,789

	Six months ended
	June 30, 2021	June 30, 2020

	(in thousands)
Numerator:
Net income	$669,617	$67,585

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,323	24,573
Effect of dilutive securities:
Share based compensation	234	216
Diluted weighted average common shares outstanding	20,557	24,789